RISK MANAGEMENT - Total Market Risk VaR (Details) - COP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
RISK MANAGEMENT
Value at risk	$ 1,503,210	$ 1,096,000
Description of risk exposure and the portfolio diversification matrix	the internal methodology of historical weighted simulation, which use a confidence level of 99%, a holding period of 10 days, a time frame of 250 business days and hierarchical VaR limits
Average
RISK MANAGEMENT
Value at risk	$ 1,305,960
Maximum
RISK MANAGEMENT
Value at risk	1,503,210	1,204,500
Minimum
RISK MANAGEMENT
Value at risk	1,182,360	$ 815,373
Market Risk
RISK MANAGEMENT
Percentage increase (decrease) in VaR		37.20%
Value at risk	1,503,210	$ 1,096,000
Market Risk | Average
RISK MANAGEMENT
Value at risk		959,832
Interest Rate Risk VaR
RISK MANAGEMENT
Value at risk	492,287	405,467
Interest Rate Risk VaR | Average
RISK MANAGEMENT
Value at risk	477,874	418,472
Interest Rate Risk VaR | Maximum
RISK MANAGEMENT
Value at risk	492,287	542,464
Interest Rate Risk VaR | Minimum
RISK MANAGEMENT
Value at risk	453,240	383,914
Foreign Exchange Rate Risk VaR
RISK MANAGEMENT
Value at risk	642,237	332,662
Foreign Exchange Rate Risk VaR | Average
RISK MANAGEMENT
Value at risk	457,877	185,624
Foreign Exchange Rate Risk VaR | Maximum
RISK MANAGEMENT
Value at risk	642,237	295,572
Foreign Exchange Rate Risk VaR | Minimum
RISK MANAGEMENT
Value at risk	364,421	95,115
Equity Risk VaR
RISK MANAGEMENT
Value at risk	347,947	342,024
Equity Risk VaR | Average
RISK MANAGEMENT
Value at risk	347,135	332,443
Equity Risk VaR | Maximum
RISK MANAGEMENT
Value at risk	347,947	338,540
Equity Risk VaR | Minimum
RISK MANAGEMENT
Value at risk	346,694	312,136
Fund Risk VaR
RISK MANAGEMENT
Value at risk	20,739	15,847
Fund Risk VaR | Average
RISK MANAGEMENT
Value at risk	23,074	23,292
Fund Risk VaR | Maximum
RISK MANAGEMENT
Value at risk	20,739	27,923
Fund Risk VaR | Minimum
RISK MANAGEMENT
Value at risk	$ 18,005	$ 24,207